TAXES ON INCOME - Taxes on income (tax benefits) are comprised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current taxes	$ 4,333	$ 4,043	$ 3,742
Deferred tax expense	(4,548)	1,549	1,975
Actual tax expense (benefit)	(215)	5,592	5,717
Domestic
Current taxes	3,328	2,030	3,707
Deferred tax expense	(85)	(14)	269
Foreign
Current taxes	1,005	2,013	35
Deferred tax expense	$ (4,463)	$ 1,563	$ 1,706